Related Party Transactions - Summary of Related Party Payables (Details)	Mar. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 18,296
James Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables	89
Cameron Lee Shaw
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 18,207